NOTES PAYABLE AND FINANING ARRANGEMENTS (Details Narrative) - USD ($)						13 Months Ended
	Oct. 24, 2024	May 18, 2024	May 08, 2024	Mar. 22, 2024	May 18, 2023	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Repayment, debt						$ 91,667
Interest rate					17.97%
Initial amount, borrowed							$ 303,000
Subsequent Event [Member]
Net proceeds	$ 2,000,000
Effective, interest rate	15.00%
Semi Cab Inc [Member]
Maturity date, description					12-month maturity date
Repayment, debt				$ 453,600
Initial amount, borrowed				315,000
Net proceeds				$ 300,000
Effective, interest rate				18.00%
Semi Cab Inc [Member] | Subsequent Event [Member]
Repayment, debt			$ 311,750
Initial amount, borrowed			215,000
Net proceeds			$ 204,250
Effective, interest rate			18.00%
Semi Cab Inc [Member] | Equal installments for 13 months [Member]
Repayment, debt					$ 91,667.67
Interest rate					17.97%
Semi Cab Inc [Member] | 12 Installments [Member] | Settlement Agreement [Member] | Subsequent Event [Member]
Repayment, debt		$ 946,666.60
Semi Cab Inc [Member] | First Payment [Member] | Settlement Agreement [Member] | Subsequent Event [Member] | Due and paid on May 20, 2024 [Member]
Repayment, debt		25,000
Semi Cab Inc [Member] | Second Payment [Member] | Settlement Agreement [Member] | Subsequent Event [Member] | Due on June 3, 2024 [Member]
Repayment, debt		75,000
Semi Cab Inc [Member] | Ten Monthly Payments [Member] | Settlement Agreement [Member] | Subsequent Event [Member] | Due on July 1, 2024 [Member]
Repayment, debt		$ 84,666.66
Semi Cab Inc [Member] | Weekly Payments For Weeks [Member]
Repayment, debt				$ 16,200
Semi Cab Inc [Member] | Weekly Payments [Member] | Subsequent Event [Member]
Repayment, debt			$ 11,133